Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury (Details) - BRL (R$)
R$ / shares in Units, R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 15,528,052	R$ 13,418,529	R$ 16,406,932
Basic Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	R$ 1,981.65	R$ 1,713.45	R$ 2,094.83
Preferred shares	2,179.82	1,884.80	2,304.32
Net Profit Attributable Basic Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	7,535,924	6,511,367	7,965,194
Preferred shares	7,992,128	6,907,162	8,441,738
Weighted Average Shares Outstanding In Thousands Basic [Member]
IfrsStatementLineItems [Line Items]
Basic earnings (loss) per share	3,802,851	3,800,140	3,802,303
Preferred shares	R$ 3,666,423	R$ 3,664,666	R$ 3,663,444